UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2007

Date of reporting period:	11/30/2006

Item 1.	Schedule of Investments

The High Yield Income Fund, Inc.

Schedule of Investments

November 30, 2006 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 132.5%
CORPORATE BONDS 129.4%

Aerospace/Defense 3.7%
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875%	5/1/11	$235		$243,519
Bombardier Inc. (Canada), Sr. Notes	Ba2	8.00	11/15/14	100	(c)(h)	100,500
DRS Technologies, Inc.,
Gtd. Notes	B1	6.625	2/1/16	200		201,500
Gtd. Notes	B3	7.625	2/1/18	150		154,500
Esterline Technologies Corp., Sr. Sub Notes	Ba3	7.75	6/15/13	300		307,500
K&F Acquisition, Inc., Gtd. Notes	Caa1	7.75	11/15/14	150		153,375
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	6/15/12	500		518,125
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	300		288,750
Sequa Corp., Sr. Notes, Ser. B	B2	8.875	4/1/08	300		309,750
Standard Aerospace Holdings, Inc., Gtd. Notes	Caa1	8.25	9/1/14	125		125,000

						2,402,519

Airlines 0.9%
AMR Corp., M.T.N., Notes, Ser. B	CCC+(d)	10.40	3/10/11	100		100,125
Continental Airlines, Inc.,
Pass-thru Certs.,
Ser. D	B3	7.568	12/1/06	400		400,000
Ser. 1998-1, Class B	Ba2	6.748	3/15/17	88		87,087

						587,212

Automotive 9.3%
ArvinMeritor, Inc., Notes	Ba3	8.75	3/1/12	70		70,700
Ford Motor Credit Co.,
Notes	B1	7.875	6/15/10	1,405		1,411,387
Sr. Notes	B1	9.875	8/10/11	400		427,942
General Motors Acceptance Corp.,
Notes	Ba1	6.75	12/1/14	435		446,059
Notes	Ba1	6.875	9/15/11	450		463,306
Notes	Ba1	6.875	8/28/12	950		979,004
Notes	Caa1	7.20	1/15/11	700		667,625
General Motors Nova Scotia Finance Co. (Canada), Gtd. Notes	Caa1	6.85	10/15/08	225	(c)	221,906
Lear Corp.,
Gtd. Notes, Ser. B	B3	8.11	5/15/09	355		374,081
Sr. Notes	B3	8.75	12/1/16	170	(h)	167,450
TRW Automotive, Inc.,
Sr. Notes	Ba3	9.375	2/15/13	276		296,010
Sr. Sub. Notes	B1	11.00	2/15/13	50		54,875
Visteon Corp.,
Sr. Notes	Caa2	7.00	3/10/14	100		87,500
Sr. Notes	Caa2	8.25	8/1/10	365		354,963

						6,022,808

Banking 0.7%
Halyk Savings Bank of Kazahstan (Kazahstan), Notes (cost $101,750; purchased 10/22/04)	Baa1	8.125	10/7/09	100	(c)(g)(h)	104,750
Kazkommerts International BV (Netherlands),
Gtd. Notes	Baa1	7.00	11/3/09	105	(c)(h)	106,444
Gtd. Notes	Baa1	8.50	4/16/13	205	(c)(h)	220,631

						431,825

Building Materials 2.2%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.625	5/15/11	110		113,025
D.R. Horton, Inc., Gtd. Notes	Baa3	8.00	2/1/09	375		394,246
Goodman Global Holdings, Inc., Sr. Notes, Ser. B	B1	8.329	6/15/12	122	(i)	124,440
K Hovnanian Enterprises Inc., Gtd. Notes	Ba1	7.50	5/15/16	170		169,575
KB Home,
Notes	Ba1	6.375	8/15/11	150		148,573
Sr. Sub. Notes	Ba2	8.625	12/15/08	160		166,662
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	350		337,750

						1,454,271

Cable 5.1%
Cablevision Systems Corp., Sr. Notes, Ser. B	B3	8.00	4/15/12	50		49,125
Callahan Nordrhein-Westfalen (Germany), Sr. Disc.Notes	NR	16.00	7/15/10	500	(a)(c)(f)	5
Charter Communications Holdings I LLC, Bonds	NR	11.00	10/1/15	4	(h)	3,900
Gtd. Notes	Caa3	10.00	5/15/14	99		81,675
Gtd. Notes	Caa3	11.125	1/15/14	198		170,280
Gtd. Notes	Caa3	11.75	5/15/14	500		434,999
Sec’d. Notes	Caa2	11.00	10/1/15	400		392,000
Charter Communications Holdings II LLC,
Gtd. Notes	NR	10.25	10/1/13	88	(h)	91,960
Sr. Notes	Caa2	10.25	9/15/10	325		339,625
Sr. Notes, Series B	Caa2	10.25	9/15/10	250		260,625
CSC Holdings, Inc.,
Debs.	B2	7.625	7/15/18	100		98,750
Debs.	B2	7.875	2/15/18	50		50,375
Debs., Ser. B	B2	8.125	8/15/09	100		103,375
Sr. Notes	B2	7.875	12/15/07	350		355,250
Sr. Notes, Ser. B	B2	7.625	4/1/11	25		25,469
Sr. Notes, Ser. B	B2	8.125	7/15/09	200		206,750
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	125		125,156
Mediacom LLC, Sr. Notes	B3	9.50	1/15/13	25	(h)	25,688
NTL Cable PLC (United Kingdom), Sr. Notes	B2	9.125	8/15/16	400	(c)	423,000
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375	12/15/15	100	(c)	96,750

						3,334,757

Capital Goods 7.7%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	75		73,500
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B2	9.25	9/1/12	167		178,273
Sec’d. Notes, Ser. B	B2	5.75	2/15/11	450		436,499

Sr. Notes	B2	7.25	3/15/15	95		95,000
Sr. Notes, Ser. B	B2	8.50	12/1/08	135		142,425
Aramark Services, Inc., Notes	B2	5.00	6/1/12	175		148,673
Ashtead Capital, Inc., Notes	B3	9.00	8/15/16	175	(h)	187,250
Avis Budget Car Rental LLC, Sr. Notes	Ba3	7.625	5/15/14	105	(h)	101,456
Blount, Inc., Sr. Sub Notes	B2	8.875	8/1/12	425		433,500
Case New Holland, Inc., Gtd. Notes	Ba3	9.25	8/1/11	200		212,250
Columbus McKinnon Corp., Sr. Sub. Notes	B2	8.875	11/1/13	160		166,400
Hertz Corp., Sr. Notes	B1	8.875	1/1/14	495	(h)	513,562
Invensys PLC (United Kingdom), Sr. Notes	B2	9.875	3/15/11	18	(c)(h)	19,395
JohnsonDiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 5/15/07)	Caa1	Zero	5/15/13	135		125,888
JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B3	9.625	5/15/12	75		77,625
Manitowoc Co., Inc., (The), Gtd. Notes	B2	10.50	8/1/12	260		279,825
RBS Global & Rexnord Corp., Gtd. Notes	B3	9.50	8/1/14	150	(h)	156,375
Rental Service Corp., Bonds	Caa1	9.50	12/1/14	125	(h)	126,563
Stena AB (Sweden),
Sr. Notes	Ba3	7.50	11/1/13	275	(c)	272,938
Sr. Notes	Ba3	9.625	12/1/12	175	(c)	187,031
Terex Corp.,
Gtd. Notes	B1	7.375	1/15/14	275		279,125
Gtd. Notes	B1	9.25	7/15/11	50		52,375
United Rentals North America, Inc., Sr. Sub. Notes	B3	7.75	11/15/13	400		400,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	5/1/14	350		350,000

						5,015,928

Chemicals 6.2%
Equistar Chemical Funding LP,
Gtd. Notes	B1	10.125	9/1/08	215		228,438
Sr. Notes	B1	10.625	5/1/11	85		90,738
Huntsman International LLC,
Gtd. Notes	B2	9.875	3/1/09	266		274,645
Gtd. Notes	B3	10.125	7/1/09	42		42,630
Huntsman LLC, Gtd. Notes	Ba3	11.625	10/15/10	611		675,154
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	236		256,060
Lyondell Chemical Co.,
Gtd. Notes	Ba2	9.50	12/15/08	496		509,639
Gtd. Notes	Ba2	10.50	6/1/13	224		246,400
Mosaic Co. (The),
Sr. Notes	B1	7.375	12/1/14	125	(h)	127,031
Sr. Notes	B1	7.625	12/1/16	125	(h)	127,813
Mosaic Global Holdings, Inc.,
Debs.	B2	6.875	7/15/07	300		302,250
Gtd. Notes, Ser. B	B1	10.875	6/1/08	100		107,875
Gtd. Notes, Ser. B	B1	11.25	6/1/11	300		316,875
Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	140		142,800
Sr. Sub. Notes	B3	8.875	11/15/13	235		248,513
Rhodia SA (France),
Sr. Notes	B2	10.25	6/1/10	91	(c)	103,513
Sr. Sub. Notes	B3	8.875	6/1/11	113	(c)	118,085
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	110		117,150

						4,035,609

Consumer 2.5%
Levi Strauss & Co.,
Sr. Notes	B3	8.875	4/1/16	75		77,531
Sr. Notes	B3	12.25	12/15/12	200		223,250
Mac-Gray Corp., Sr. Notes	B2	7.625	8/15/15	150		152,250
Playtex Products, Inc.,
Gtd. Notes	Caa1	9.375	6/1/11	325		338,813
Sec’d. Notes	Ba3	8.00	3/1/11	15		15,675
Service Corp. International, Inc.,
Sr. Unsec’d. Notes	B1	6.50	3/15/08	125		125,156
Sr. Notes	B1	7.375	10/1/14	350		364,000
Simmons Bedding Co., Sr. Sub. Notes	B3	7.875	1/15/14	100		99,500
TDS Investor Corp., Sr. Sub. Notes	Caa1	11.875	9/1/16	205	(h)	201,413

						1,597,588

Electric 10.7%
AES Corp., Sec’d. Notes	Ba3	8.75	5/15/13	90	(h)	96,300
Sr. Notes	B1	9.375	9/15/10	700		761,249
Sr. Notes	B1	9.50	6/1/09	75		80,250
AES Eastern Energy LP, Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/2/17	202		225,923
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	10		11,063
CMS Energy Corp.,
Sr. Notes	Ba3	7.50	1/15/09	120		123,900
Sr. Notes	Ba3	8.50	4/15/11	200		218,500
Dynegy Holdings, Inc.,
Debs.	B2	7.125	5/15/18	50		47,250
Debs.	B2	7.625	10/15/26	75		71,438
Sr. Notes	B2	6.875	4/1/11	75		74,344
Sr. Unsec’d. Notes	B2	8.375	5/1/16	275		286,000
Edison Mission Energy,
Sr. Notes	B1	7.73	6/15/09	275		285,313
Sr. Unsec’d. Notes	B1	7.75	6/15/16	225		235,125
Empresa Nacional de Electricidad (Chile), Unsub. Notes	Ba1	8.35	8/1/13	670	(c)	766,722
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	135		147,150
Midwest Generation LLC,
Pass-thru Certs., Ser. A	Ba2	8.30	7/2/09	193	(f)	196,776
Pass-thru Certs., Ser. B	Ba2	8.56	1/2/16	33		36,397
Sec’d. Notes	Ba2	8.75	5/1/34	325		352,625
Mirant North America LLC, Gtd. Notes	B2	7.375	12/31/13	360		364,500
Mission Energy Holdings Co., Sec’d. Notes	B2	13.50	7/15/08	75		83,250
Nevada Power Co., Gen. Ref. Mtge., Notes, Ser. I	Ba1	6.50	4/15/12	130		135,032
NRG Energy Inc.,
Gtd. Notes	B1	7.375	2/1/16	550		549,999
Gtd. Notes	B1	7.375	1/15/17	325		324,188
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370		419,025
Reliant Energy, Inc., Sec’d. Notes	B2	9.50	7/15/13	220		234,025
Sierra Pacific Resources, Inc., Sr. Notes	B1	8.625	3/15/14	95		102,584
Southern Energy Escrow	NR	7.40	7/15/49	75	(a)(f)(h)	750
TECO Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	400		423,000
TXU Corp.,

Sr. Notes, Ser. P	Ba1	5.55	11/15/14	50		48,044
Sr. Notes, Ser. Q	Ba1	6.50	11/15/24	150		145,052
UtiliCorp Canada Finance Corp. (Canada), Gtd. Notes	B2	7.75	6/15/11	115	(c)	122,080

						6,967,854

Energy - Other 4.9%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2	6.50	8/15/17	185		176,675
Sr. Notes	Ba2	6.375	6/15/15	200		194,500
Sr. Notes	Ba2	6.875	1/15/16	200		200,250
Sr. Notes	Ba2	7.00	8/15/14	150		150,750
Compton Petroleum Finance Corp. (Canda), Gtd. Notes	B2	7.625	12/1/13	100	(c)	95,000
Encore Acquisition Co.,
Sr. Sub. Notes	B1	6.00	7/15/15	50		45,375
Sr. Sub. Notes	B1	6.25	4/15/14	125		116,875
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	100		102,375
Sr. Notes	B1	8.00	12/15/11	95		98,800
Hanover Equipment Trust,
Sec’d. Notes, Ser. A	Ba3	8.50	9/1/08	43		43,538
Sec’d. Notes, Ser. B	Ba3	8.75	9/1/11	125		130,313
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100		98,250
Magnum Hunter Resources, Inc., Gtd. Notes	B1	9.60	3/15/12	23		24,236
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		75,000
Sr. Sub. Notes	Ba3	6.625	4/15/16	400		399,000
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	450		492,749
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	7/15/13	250		260,313
Pioneer Natural Resource Co.,
Bonds	Ba1	6.875	5/1/18	175		171,807
Sr. Notes	Ba1	5.875	7/15/16	100		93,810
Pogo Producing Co.,
Sr. Sub. Notes	B1	6.875	10/1/17	60		57,450
Sr. Sub. Notes	B1	7.875	5/1/13	75	(h)	76,875
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	15		15,562
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/1/12	25		24,813
Gtd. Notes	Ba1	6.625	11/1/15	50		49,500

						3,193,816

Foods 3.2%
Ahold Finance USA Inc.,
Gtd Notes	Ba1	6.875	5/1/29	75		72,750
Notes	Ba1	8.25	7/15/10	75		80,625
Alberton’s, Inc.,
Debs.	B1	7.45	8/1/29	275		269,631
Debs.	B1	8.70	5/1/30	100		105,576
Sr. Notes	B1	7.50	2/15/11	100		104,048
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	175		176,750
Constellation Brands, Inc., Gtd. Notes	Ba2	7.25	9/1/16	175		179,155
Dean Foods Co., Gtd. Notes	Ba2	7.00	6/1/16	100		102,125
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	100		105,500
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	125		135,809

Dole Food Co., Inc.,
Gtd. Notes	B3	7.25	6/15/10	100		94,125
Sr. Notes	B3	8.625	5/1/09	35		34,475
National Beef Packing Co. LLC, Sr. Notes	Caa1	10.50	8/1/11	150		156,750
Pilgrim’s Pride Corp., Gtd. Notes	Ba3	9.625	9/15/11	75		78,750
Smithfield Foods, Inc.,
Sr. Notes	Ba2	7.00	8/1/11	60		61,650
Sr. Notes, Ser. B	Ba2	7.75	5/15/13	120		125,100
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	100		101,000
Supervalu, Inc., Sr. Notes	B1	7.50	11/15/14	100		102,635

						2,086,454

Gaming 7.9%
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	285		307,800
Boyd Gaming Corp.,
Sr. Sub. Notes	Ba3	6.75	4/15/14	60		59,475
Sr. Sub. Notes	Ba3	8.75	4/15/12	200		209,500
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125	5/15/11	85		87,869
CCM Merger, Inc., Notes	B3	8.00	8/1/13	275	(h)	265,375
Greektown Holdings LLC, Sr. Notes	B3	10.75	12/1/13	45	(h)	47,138
Harrah’s Operating Co. Inc.,
Gtd. Notes	Baa3	5.50	7/1/10	150		145,432
Gtd. Notes	Baa3	5.625	6/1/15	375		321,699
Notes	Baa3	6.50	6/1/16	25		22,325
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00	3/15/12	185		193,556
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	250		264,063
Sr. Sub. Notes	B1	9.375	2/15/10	100		106,250
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.00	10/1/09	325		324,188
Gtd. Notes	Ba2	6.875	4/1/16	225		217,969
Gtd. Notes	B1	9.75	6/1/07	480		488,399
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	6.375	7/15/09	100		99,625
Sr. Sub. Notes	Ba2	7.125	8/15/14	50		50,375
Sr. Sub. Notes	Ba2	8.00	4/1/12	175		182,000
Sr. Sub. Notes	Ba2	8.375	7/1/11	850	(f)	881,874
Station Casinos, Inc.,
Sr. Notes	Ba2	6.00	4/1/12	215		206,400
Sr. Sub. Notes	Ba3	6.50	2/1/14	75		70,219
Sr. Sub. Notes	Ba3	6.625	3/15/18	100		91,000
Sr. Sub. Notes	Ba3	6.875	3/1/16	100		93,250
Sr. Unsec’d. Notes	Ba2	7.75	8/15/16	150		154,313
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	270		267,975

						5,158,069

Health Care Insurance 0.6%
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	400		415,500

Health Care & Pharmaceutical 8.6%
Accellent, Inc., Gtd. Notes	Caa1	10.50	12/01/13	600		609,000
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	200		186,000
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	275		288,406
Elan Finance PLC (Ireland), Gtd. Notes	B3	9.374	11/15/11	103	(c)(i)	102,485
Fresenius Medical Care Capital Trust II,

Gtd. Notes	B1	7.875	2/1/08	500		512,500
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa2	10.25	6/1/14	150		154,125
HCA, Inc.,
Debs.	Caa1	7.50	11/15/95	100		74,816
Sec’d Notes	B2	9.625	11/15/16	600	(h)	628,499
Sr. Unsec’d. Notes	Caa1	6.25	2/15/13	100		87,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	205	(f)	212,175
MedQuest, Inc., Gtd. Notes, Ser. B	Caa1	11.875	8/15/12	50		40,500
Omnicare, Inc.,
Sr. Sub. Notes	Ba3	6.125	6/1/13	125		118,906
Sr. Sub. Notes	Ba3	6.875	12/15/15	100		97,750
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300		302,250
Select Medical Corp., Gtd. Notes	B2	7.625	2/1/15	125		104,375
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	405		438,413
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	1/15/14	550	(h)	605,000
Ventas Realty LP,
Gtd. Notes	Ba2	6.75	6/1/10	200		205,000
Gtd. Notes	Ba2	7.125	6/1/15	125		130,000
Gtd. Notes	Ba2	8.75	5/1/09	280		296,800
Sr. Notes	Ba2	6.625	10/15/14	150		152,813
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	2/1/15	241		247,025

						5,593,838

Lodging 2.8%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	225		239,625
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	100		102,250
Hilton Hotels Corp., Notes	Ba2	7.625	12/1/12	75		79,125
Host Marriott LP,
Gtd. Notes, Ser. I	Ba1	9.50	1/15/07	275		276,037
Gtd. Notes, Ser. Q	Ba1	6.75	6/1/16	325		326,219
Sr. Notes	Ba1	7.125	11/1/13	400		408,500
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	200		203,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	5/15/10	175	(c)	186,290

						1,821,046

Media & Entertainment 11.2%
AMC Entertainment, Inc.,
Gtd. Notes	B3	11.00	2/1/16	50		55,188
Gtd. Notes, Ser. B	Ba3	8.625	8/15/12	275		283,938
Sr. Sub. Notes	B3	8.00	3/1/14	100		96,500
Cinemark, Inc., Sr. Disc. Notes (Zero Coupon until 3/15/09)	B3	Zero	3/15/14	225		184,500
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	406		449,645
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		168,300
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875	8/15/13	415		452,349
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/1/14	75		72,750
Gtd. Notes	BB-(d)	7.125	2/1/16	300		297,750
Sr. Notes	Ba3	6.375	10/1/11	75		74,625
Gray Television, Inc., Gtd. Notes	B1	9.25	12/15/11	285		297,825
Idearc, Inc., Sr. Notes	B2	8.00	11/15/16	200	(h)	203,250
Intelsat Bermuda Ltd., (Bermuda),
Gtd. Notes	B2	9.25	6/15/16	175	(c)(h)	187,250

Sr. Notes	Caa1	11.25	6/15/16	750	(c)(h)	822,187
Intelsat Subsidiary Holding Co., Ltd. (Bermuda), Gtd. Notes	B2	10.484	1/15/12	375	(c)(i)	379,688
Lamar Media Corp., Sr. Sub. Notes	Ba3	6.625	8/15/15	425	(h)	412,781
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200		184,750
Morris Publishing Group LLC, Gtd. Notes	B1	7.00	8/1/13	65		61,425
Nielsen Finance LLC, Sr. Notes	B3	10.00	8/1/14	125	(h)	132,188
PRIMEDIA, Inc., Sr. Notes	B2	10.749	5/15/10	200	(i)	207,000
Quebecor World Capital Corp. (Canada), Sr. Notes	B1	8.75	3/15/16	100	(c)(h)	97,000
Rainbow National Services LLC,
Sr. Notes	B2	8.75	9/1/12	125	(h)	131,250
Sr. Sub. Debs.	B3	10.375	9/1/14	25	(h)	27,750
RH Donnelly Corp., Sr. Notes, Ser. A-3	B3	8.875	1/15/16	450		472,499
RH Donnelley Finance Corp. I, Gtd. Notes (cost $200,000; purchased 11/26/02)	B2	10.875	12/15/12	200	(g)(h)	218,000
Sinclair Broadcast Group, Inc., Gtd. Notes	Ba3	8.75	12/15/11	165		172,425
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	20		18,275
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625	2/15/13	400	(c)	406,000
Universal City Florida Holdings Co., Sr. Notes	B3	10.121	5/1/10	400	(i)	411,000
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875	6/15/09	45		44,775
Sec’d. Notes	B1	9.75	4/1/09	200		205,000
Warner Music Group, Sr. Sub. Notes	B2	7.375	4/15/14	50		49,500

						7,277,363

Metals 5.5%
AK Steel Corp., Gtd. Notes	B2	7.75	6/15/12	175		174,125
Arch Western Finance LLC, Gtd. Notes	B1	6.75	7/1/13	275		269,500
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	300		302,250
Chaparral Steel Co., Gtd. Notes	B1	10.00	7/15/13	430		478,375
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba2	10.375	7/15/11	500	(c)	537,500
Indalex Holding Corp., Sec’d. Notes	Caa1	11.50	2/1/14	100	(h)	104,250
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75	4/1/14	140	(c)	156,450
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/1/15	447		495,053
Novelis, Inc. (Canada), Sr. Notes	B2	8.25	2/15/15	225	(c)(h)	216,000
PNA Group, Inc., Sr. Notes (cost $175,000; purchased 8/04/06)	B3	10.75	9/1/16	175	(f)(g)(h)	181,125
Ryerson, Inc., Sr. Notes	B3	8.25	12/15/11	135		133,650
United States Steel Corp.,
Sr. Notes	Ba1	9.75	5/15/10	400		424,500
Sr. Notes	Ba1	10.75	8/1/08	100		108,750

						3,581,528

Non-Captive Finance 0.3%
Momentive Performance Materials, Inc., Sr. Notes	B3	9.75	12/1/14	225	(h)	225,563

Packaging 3.8%
Berry Plastics Holding Corp.,
Sec’d. Notes	B2	8.875	9/15/14	50	(h)	50,438
Sec’d. Notes	B2	9.265	9/15/14	225	(h)(i)	226,969
Crown Americas LLC, Gtd. Notes	B1	7.625	11/15/13	300		307,500
Exopack Holding Corp., Sr. Notes	B3	11.25	2/1/14	150	(h)	156,750
Graham Packaging Co., Inc.,

Gtd. Notes	Caa1	8.50	10/15/12	200		198,000
Sub. Notes	Caa1	9.875	10/15/14	125		123,750
Greif Brothers Corp., Gtd. Notes	Ba3	8.875	8/1/12	480		505,200
Owens-Brockway Glass Container, Inc., Sec’d. Notes	Ba2	8.75	11/15/12	705		745,537
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		171,500

						2,485,644

Paper 3.6%
Abitibi Consolidated, Inc. (Canada), Notes	B2	7.75	6/15/11	120	(c)	107,700
Ainsworth Lumber Co. Ltd. (Canada), Gtd. Notes	B2	9.117	10/1/10	400	(c)(i)	338,000
Bowater Canada Finance Corp. (Canada), Gtd. Notes	B2	7.95	11/15/11	100	(c)	96,000
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	275	(c)	273,625
Catalyst Paper Corp. (Canada),
Gtd. Notes, Ser. D	B2	8.625	6/15/11	100	(c)	101,000
Sr. Notes	B2	7.375	3/1/14	100	(c)	93,750
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	300		295,500
Domtar, Inc., (Canada), Notes	B2	7.875	10/15/11	100	(c)	102,000
Graphic Packaging International Corp.,
Sr. Notes	B2	8.50	8/15/11	200		206,000
Sr. Sub. Notes	B3	9.50	8/15/13	150		154,500
Millar Western Forest Products Ltd. (Canada), Sr. Notes	B2	7.75	11/15/13	130	(c)	113,100
Norampac, Inc. (Canada), Sr. Notes	B1	6.75	6/1/13	110	(c)	106,975
P.H. Glatfelter, Gtd. Notes	Ba1	7.125	5/1/16	75	(h)	75,000
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375	7/1/12	75		72,563
Tembec Industries, Inc. (Canada), Gtd. Notes	Ca	7.75	3/15/12	205	(c)	114,800
Verso Paper Holdings LLC, Sec’d. Notes	B2	9.125	8/1/14	75	(h)	78,000

						2,328,513

Pipelines & Other 6.3%
AmeriGas Partners LP, Sr. Notes	B1	7.125	5/20/16	175		174,125
El Paso Corp., Sr. Notes	B2	7.00	5/15/11	465		474,300
El Paso Production Holding Co., Gtd. Notes	B1	7.75	6/1/13	525		544,030
Ferrellgas Partners LP,
Sr. Notes	Ba3	6.75	5/1/14	50		48,875
Sr. Notes	B2	8.75	6/15/12	100		102,750
Inergy LP,
Gtd. Notes	B1	8.25	3/1/16	50		52,125
Sr. Notes	B1	6.875	12/15/14	150		145,500
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	6/15/14	100		103,500
Southern Natural Gas Co., Unsub. Notes	Ba1	8.875	3/15/10	250		262,781
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	400	(h)	404,000
Tennessee Gas Pipeline Co.,
Debs.	Ba1	7.00	3/15/27	215		227,966
Debs.	Ba1	7.00	10/15/28	25		26,503
Debs.	Ba1	7.625	4/1/37	295		331,797
Williams Cos., Inc. (The),
Debs., Ser. A	Ba2	7.50	1/15/31	100		103,000
Notes	Ba2	7.125	9/1/11	200		207,000

Notes	Ba2	7.75	6/15/31	100		104,000
Notes	Ba2	7.875	9/1/21	245		261,538
Notes	Ba2	8.75	3/15/32	25		28,063
Sr. Unsec’d. Notes	Ba2	8.125	3/15/12	475		510,625

						4,112,478

Retailers 3.1%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	50		50,375
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	125		127,813
GSC Holdings Corp.,
Gtd. Notes	B1	8.00	10/1/12	65		67,763
Gtd. Notes	B1	9.247	10/1/11	275	(i)	285,655
Jean Coutu Group, Inc. (Canada),
Sr. Notes	B3	7.625	8/1/12	50	(c)	52,500
Sr. Sub. Notes	Caa2	8.50	8/1/14	145	(c)	145,000
Neiman-Marcus Group, Inc.,
Gtd. Notes	B2	9.00	10/15/15	120		130,050
Gtd. Notes	B3	10.375	10/15/15	215		237,844
Pantry, Inc. (The), Sr. Sub. Notes	B3	7.75	2/15/14	165		166,238
Rite Aid Corp., Sec’d. Notes	B2	8.125	5/1/10	245		248,063
Steinway Musical Instruments, Sr. Notes	B1	7.00	3/1/14	350	(h)	340,374
Stripes Acquisition LLC, Sr. Notes	B2	10.625	12/15/13	134	(h)	144,720

						1,996,395

Technology 8.5%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125	3/15/11	75		70,500
Avago Technologies (Singapore),
Sr. Notes	B2	10.125	12/1/13	260	(c)(h)	276,250
Sr. Sub. Notes	Caa1	11.875	12/1/15	75	(c)(h)	82,500
Flextronics International Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.25	11/15/14	200	(c)	194,000
Freescale Semiconductor, Inc.,
Sr. Notes	Ba1	7.125	7/15/14	25		26,844
Sr. Notes	B1	8.875	12/15/14	205	(h)	205,513
Sr. Notes, PIK	B1	9.125	12/15/14	525	(h)	525,000
Sr. Sub Notes	B2	10.125	12/15/16	425	(h)	429,781
Iron Mountain, Inc.,
Gtd. Notes	B3	7.75	1/15/15	250		255,000
Gtd. Notes	B3	8.625	4/1/13	175		180,688
Nortel Networks Ltd. (Canada),
Gtd. Notes	B3	4.25	9/1/08	135	(c)	129,769
Gtd. Notes	B3	9.624	7/15/11	325	(c)(h)(i)	337,188
NXP BV/NXP Funding LLC,
Sec’d. Notes	Ba2	7.875	10/15/14	700	(h)	719,249
Sr. Notes	B2	9.50	10/15/15	325	(h)	333,531
Sensata Technologies BV (Netherlands), Sr. Notes	Caa1	8.00	5/1/14	305	(c)(h)	291,656
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	300		318,000
Spansion LLC, Sr. Notes	Caa1	11.25	1/15/16	300	(h)	313,125
Sungard Data Data Systems Inc., Gtd. Notes	Caa1	9.973	8/15/13	750	(i)	779,062
Xerox Corp., Sr. Notes	Baa3	6.875	8/15/11	50		52,850

						5,520,506

Telecommunications 9.7%
Centennial Communications Corp., Sr. Notes	B2	8.125	2/1/14	155		156,163
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	75		76,875
Sr. Sub. Notes	B2	8.375	1/15/14	125		127,813
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	205		226,781
Sr. Notes	Ba2	6.25	1/15/13	150		146,813
Sr. Notes	Ba2	9.00	8/15/31	75		81,750
Cricket Communications, Inc., Sr. Notes	Caa2	9.375	11/1/14	175	(h)	178,938
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba3	8.375	11/1/11	250		260,625
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B	B3	12.50	5/1/15	225		234,563
Level 3 Financing, Inc.,
Gtd. Notes	B2	12.25	3/15/13	575		649,749
Sr. Notes	B2	9.25	11/1/14	100	(h)	101,125
MetroPCS Wireless, Inc., Sr. Notes	Caa2	9.25	11/1/14	200	(h)	203,250
Nextel Partners, Inc., Gtd. Notes	BBB+(d)	8.125	7/1/11	375		389,999
Nordic Telephone Co. Holdings (Denmark), Sr. Notes	B2	8.875	5/1/16	265	(c)(h)	280,238
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	150		154,500
Qwest Corp.,
Debs.	Ba1	6.875	9/15/33	250		241,875
Debs.	Ba1	7.50	6/15/23	650		662,999
Notes	Ba1	8.875	3/15/12	125		139,219
Sr. Notes	Ba1	7.50	10/1/14	200	(h)	212,500
Sr. Notes	Ba1	7.625	6/15/15	275		293,563
Sr. Notes	Ba1	7.875	9/1/11	150		160,125
Rogers Wireless, Inc. (Canada),
Sec’d. Notes	Ba2	7.50	3/15/15	150	(c)	160,688
Sec’d. Notes	Ba2	9.625	5/1/11	125	(c)	141,875
Sr. Sub. Notes	B1	8.00	12/15/12	200	(c)	212,000
Rural Cellular Corp., Sr. Notes	B3	9.875	2/1/10	135		142,763
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	100		106,500
UbiquiTel Operating Co., Gtd. Notes	BBB+(d)	9.875	3/1/11	250		270,000
Windstream Corp., Sr. Notes	Ba3	8.625	8/1/16	300	(h)	326,624

						6,339,913

Tobacco 0.4%
Reynolds American, Inc.,
Sec’d. Notes	Ba3	6.50	7/15/10	70	(h)	71,440
Sec’d. Notes	Ba3	7.625	6/1/16	175	(h)	186,737

						258,177

Total corporate bonds (cost $82,105,875)						84,245,174

SOVEREIGN BONDS 1.5%
Republic of Argentina,
Bonds, F.R.N.	B3	3.00	4/30/13	201	(c)(i)	152,749
Bonds, F.R.N.	B3	5.589	8/03/12	255	(c)(i)	237,904
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	235,300
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)	366,750

Total sovereign bonds (cost $924,775)						992,703

					Shares
COMMON STOCKS 0.9%
IMPSAT Fiber Networks, Inc. (Argentina)					2,330	(b)(c)	21,296
Liberty Global Inc.,
Class A					2,823	(b)	73,850
Class C					2,783	(b)	75,058
Premium Standard Farms, Inc. (cost $249,980; purchased 6/17/05)					21,883	(f)(g)	415,558

Total common stocks (cost $480,584)							585,762

PREFERRED STOCK(b) 0.7%
ION Media Networks, Inc.,
14.25%, PIK
(cost $393,072)					55		423,500

					Units
WARRANTS(b)
Sterling Chemical Holdings, Inc., expiring 8/15/08					140	(f)	0
Viasystems Group, Inc., expiring 1/10/31					10,871	(f)	1
XM Satellite Radio, Inc., expiring 3/15/10					150	(f)(h)	0

Total warrants (cost $219,817)							1

Total long-term investments (cost $84,124,123)							86,247,140

					Principal Amount (000)
SHORT-TERM INVESTMENT 2.9%
U.S. GOVERNMENT AGENCY SECURITY
Federal Home Loan Bank, Discount Note (cost $1,894,000)	Aaa	5.20	(e)	12/1/06	$1,894		1,893,726

Total Investments(j) 135.4% (cost $86,018,123)(k)							88,140,866
Liabilities in excess of other assets (35.4%)							(23,026,053)

Net Assets 100.0%							$65,114,813

F.R.N. — Floating Rate Note

M.T.N. — Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK— Payment in Kind

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.

(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of such securities is $726,730. The aggregate value of $919,433 is approximately 1.4% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2006.
(j)	As of November 30, 2006, one security representing $1 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$86,618,994	$3,095,839	$1,573,967	$1,521,872

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

*	Print the name and title of each signing officer under his or her signature.